                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [ ]; Amendment Number:  _______________
         This Amendment (Check only one.):      [ ] is a restatement.
                                                [ ] adds new holdings entries.


Institutional Investment Manager Filing Report:

Name:             Schootse Poort Vermogensbeheer B.V.
                  -----------------------------------
Address:          P.O. Box 6191
                  --------------------------------------------
                  5600 HD Eindhoven
                  --------------------------------------------
                  The Netherlands
                  --------------------------------------------

Form 13F File Number:      28-10285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. D. Snijders                        Mr. G.M. van de Luitgaarden
            ------------------------------------   ---------------------------
Title:      Chief Executive Officer                Chief Financial Officer
            ------------------------------------   -----------------------
Phone:      011-31-40-273-7106                     011-31-40-273-2824
            ------------------------------------   ------------------


Signature, Place and Date of Signing:


/s/ Mr. D. Snijders              Eindhoven, The Netherlands    January 31, 2003
-------------------------------- ----------------------------- -----------------
/s/ Mr. G.M. van de Luitgaarden  Eindhoven, The Netherlands    January 31, 2003
-------------------------------- ----------------------------- -----------------
        [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report Summary:


Number of Other Included Managers:          1
                                    -----------------
Form 13F Information Table Entry Total:     63
                                         ------------
Form 13F Information Table Value Total: U.S.$698,271
                                        -------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.   Form 13F File Number      Name
 ---   --------------------      ----
 01    28-10286                  Koninklijke Philips Electronics N.V.

                           FORM 13 F INFORMATION TABLE

      Column 1                     Column 2          Column 3           Column 4            Column 5           Column 6
   NAME OF ISSUER               TITLE OF CLASS         CUSIP          VALUE IN USD      SHRS ORSH/ PUT/       INVESTMENT
                                                                       (x$1,000)        PRN AMT PRN CALL      DISCRETION
---------------------           ---------------      ---------        ------------      ----------------      ----------
      AMR CORP                   Common share        001765106            5,907               895,002            DEFINED
 AMERICA ONLINE INC              Common share        00184A105            9,699               740,347            DEFINED
 AT & T WIRELESS GRP             Common share        00209A106            5,682             1,005,662            DEFINED
 ABBOTT LABORATORIES             Common share        002824100            8,264               206,602            DEFINED
AMERICAN EXPRESS COM             Common share        025816109           10,598               299,811            DEFINED
AMERICAN INTL. GROUP             Common share        026874107           12,258               211,894            DEFINED
AMERISOURCEBERGEN CO             Common share        03073E105           10,273               189,160            DEFINED
      AMGEN INC                  Common share        031162100           10,552               218,295            DEFINED
ANADARKO PETROLEUM C             Common share        032511107           12,995               271,287            DEFINED
   ANHEUSER BUSCH                Common share        035229103           21,299               440,059            DEFINED
     ANTHEM INC                  Common share        03674B104            7,252               115,292            DEFINED
  BMC SOFTWARE INC               Common share        055921100           11,336               662,553            DEFINED
BANK OF AMERICA CORP             Common share        060505104           16,948               243,606            DEFINED
BAXTER INTERNATIONAL             Common share        071813109            5,739               204,969            DEFINED
       BOEING                    Common share        097023105           11,398               345,510            DEFINED
 BRINKER INTERNATION             Common share        109641100            8,442               261,768            DEFINED
   CVS CORPORATION               Common share        126650100            7,812               312,863            DEFINED
 CHEVRONTEXACO CORP              Common share        166764100           21,201               318,901            DEFINED
CHICAGO MERCANTILE E             Common share        167760107              655                15,000            DEFINED
  CISCO SYSTEMS INC              Common share        17275R102           12,759               973,987            DEFINED
    CITIGROUP INC                Common share        172967101           16,700               474,567            DEFINED
   CONOCOPHILLIPS                Common share        20825C104           24,910               514,771            DEFINED
 CROSSWAVE COMM ADR              Common share        227686102              465               715,942            DEFINED
    DOW CHEMICAL                 Common share        260543103           10,642               358,309            DEFINED
      EMC CORP                   Common share        268648102           10,231             1,666,341            DEFINED
 ELECTRONIC ARTS INC             Common share        285512109            7,080               142,250            DEFINED
 EXPRESS SCRIPTS INC             Common share        302182100            7,257               151,071            DEFINED
   FOOT LOCKER INC               Common share        344849104            8,886               846,274            DEFINED
 HEWLETT-PACKARD CO              Common share        428236103           10,729               618,011            DEFINED
     INTEL CORP                  Common share        458140100            9,016               579,032            DEFINED
 INTERNATIONAL PAPER             Common share        460146103           15,382               439,877            DEFINED
JP MORGAN CHASE & CO             Common share        46625H100            4,558               189,908            DEFINED
     KT CORP ADR                   Spon ADR          48268K101            4,633               215,000            DEFINED
       KEYCORP                   Common share        493267108            7,067               281,100            DEFINED
KING PHARMACEUTICALS             Common share        495582108            8,599               500,221            DEFINED
  KNIGHT-RIDDER INC              Common share        499040103            4,548                71,900            DEFINED
L-3COMMUNICATIONS HO             Common share        502424104           11,237               250,215            DEFINED
LABORATORY CRP OF AM             Common share        50540R409            7,179               308,915            DEFINED
      LUXOTTICA                    Spon ADR          55068R202           33,514             2,455,252            DEFINED


      Column 1                    Column 7           Column 8
   NAME OF ISSUER                   OTHER        VOTING AUTHORITY
                                  MANAGERS       SOLE SHARED NONE
-------------------               --------       -----------------
      AMR CORP                        1                SOLE
 AMERICA ONLINE INC                   1                SOLE
 AT & T WIRELESS GRP                  1                SOLE
 ABBOTT LABORATORIES                  1                SOLE
AMERICAN EXPRESS COM                  1                SOLE
AMERICAN INTL. GROUP                  1                SOLE
AMERISOURCEBERGEN CO                  1                SOLE
      AMGEN INC                       1                SOLE
ANADARKO PETROLEUM C                  1                SOLE
   ANHEUSER BUSCH                     1                SOLE
     ANTHEM INC                       1                SOLE
  BMC SOFTWARE INC                    1                SOLE
BANK OF AMERICA CORP                  1                SOLE
BAXTER INTERNATIONAL                  1                SOLE
       BOEING                         1                SOLE
 BRINKER INTERNATION                  1                SOLE
   CVS CORPORATION                    1                SOLE
 CHEVRONTEXACO CORP                   1                SOLE
CHICAGO MERCANTILE E                  1                SOLE
  CISCO SYSTEMS INC                   1                SOLE
    CITIGROUP INC                     1                SOLE
   CONOCOPHILLIPS                     1                SOLE
 CROSSWAVE COMM ADR                   1                SOLE
    DOW CHEMICAL                      1                SOLE
      EMC CORP                        1                SOLE
 ELECTRONIC ARTS INC                  1                SOLE
 EXPRESS SCRIPTS INC                  1                SOLE
   FOOT LOCKER INC                    1                SOLE
 HEWLETT-PACKARD CO                   1                SOLE
     INTEL CORP                       1                SOLE
 INTERNATIONAL PAPER                  1                SOLE
JP MORGAN CHASE & CO                  1                SOLE
     KT CORP ADR                      1                SOLE
       KEYCORP                        1                SOLE
KING PHARMACEUTICALS                  1                SOLE
  KNIGHT-RIDDER INC                   1                SOLE
L-3COMMUNICATIONS HO                  1                SOLE
LABORATORY CRP OF AM                  1                SOLE
      LUXOTTICA                       1                SOLE


      Column 1                     Column 2          Column 3           Column 4            Column 5           Column 6
   NAME OF ISSUER               TITLE OF CLASS         CUSIP          VALUE IN USD      SHRS ORSH/ PUT/       INVESTMENT
                                                                       (x$1,000)        PRN AMT PRN CALL      DISCRETION
---------------------           ---------------      ---------        ------------      ----------------      ----------
    MBNA CORP                    Common share        55262L100             7,430             390,638           DEFINED
      MASCO                      Common share        574599106            10,233             486,116           DEFINED
    MATTEL INC                   Common share        577081102            12,528             654,186           DEFINED
 MCGRAW HILL COMP.               Common share        580645109            15,860             262,416           DEFINED
    MEDTRONIC                    Common share        585055106            13,920             305,262           DEFINED
      MERCK                      Common share        589331107            11,551             204,050           DEFINED
 MERRILL LYNCH & CO              Common share        590188108            15,548             409,692           DEFINED
   MICROSOFT CORP                Common share        594918104            23,592             456,321           DEFINED
  MICRON TECHNOLOGY              Common share        595112103             5,255             539,525           DEFINED
      MOTOROLA                   Common share        620076109             6,267             724,554           DEFINED
 ORACLE CORPORATION              Common share        68389X105            11,503           1,065,126           DEFINED
   PEOPLESOFT INC                Common share        712713106            10,164             555,403           DEFINED
     PEPSICO INC                 Common share        713448108            16,218             384,128           DEFINED
     PFIZER INC                  Common share        717081103            23,264             761,017           DEFINED
  PHELPS DODGE CORP              Common share        717265102             8,627             272,567           DEFINED
    PHILIP MORRIS                Common share        718154107            16,669             411,266           DEFINED
 PROCTER & GAMBLE CO             Common share        742718109            19,681             229,013           DEFINED
 SBC COMMUNICATIONS              Common share        78387G103             8,891             327,974           DEFINED
  SOUTHERN COMPANY               Common share        842587107            10,929             384,976           DEFINED
   STARWOOD HOTELS               Common share        85590A203             6,635             279,494           DEFINED
     TARGET CORP                 Common share        87612E106             7,573             252,446           DEFINED
UNITEDHEALTH GROUP I             Common share        91324P102             7,306              87,500           DEFINED
UNIVERSAL HEALTH SER             Common share        913903100             6,458             143,184           DEFINED
VERIZON COMMUNICATIO             Common share        92343V104             8,465             218,461           DEFINED
        TOTAL                                                            698,271


      Column 1                    Column 7           Column 8
   NAME OF ISSUER                   OTHER        VOTING AUTHORITY
                                  MANAGERS       SOLE SHARED NONE
-------------------               --------       -----------------
    MBNA CORP                        1                 SOLE
      MASCO                          1                 SOLE
    MATTEL INC                       1                 SOLE
 MCGRAW HILL COMP.                   1                 SOLE
    MEDTRONIC                        1                 SOLE
      MERCK                          1                 SOLE
 MERRILL LYNCH & CO                  1                 SOLE
   MICROSOFT CORP                    1                 SOLE
  MICRON TECHNOLOGY                  1                 SOLE
      MOTOROLA                       1                 SOLE
 ORACLE CORPORATION                  1                 SOLE
   PEOPLESOFT INC                    1                 SOLE
     PEPSICO INC                     1                 SOLE
     PFIZER INC                      1                 SOLE
  PHELPS DODGE CORP                  1                 SOLE
    PHILIP MORRIS                    1                 SOLE
 PROCTER & GAMBLE CO                 1                 SOLE
 SBC COMMUNICATIONS                  1                 SOLE
  SOUTHERN COMPANY                   1                 SOLE
   STARWOOD HOTELS                   1                 SOLE
     TARGET CORP                     1                 SOLE
UNITEDHEALTH GROUP I                 1                 SOLE
UNIVERSAL HEALTH SER                 1                 SOLE
VERIZON COMMUNICATIO                 1                 SOLE
        TOTAL